Term Deposits	12 Months Ended
Mar. 31, 2026
Term Deposit [Abstract]
Term Deposits
23)
TERM DEPOSITS

	As at March 31
Particulars	2025	2026
Term deposits	254,416	358,001
Total	254,416	358,001

Non-current	2,130	17,704
Current	252,286	340,297
Total	254,416	358,001

As at March 31, 2026, term deposits amounting to USD 2,870 (March 31, 2025: USD 2,974) marked as lien with National Company Law Appellate Tribunal and USD 6,554 (March 31, 2025: USD 4,989) pledged mainly with banks against bank guarantees, bank overdraft facility and other facilities.

The Group’s exposure to credit risk and interest rate risk along with sensitivity analysis for financial assets is disclosed in note 5 and 34.